Long-Term Debt - Daqing Facility (Details) - Daqing Facility - USD ($)	Jul. 02, 2025	Mar. 31, 2022
Long-Term Debt
Debt instrument face amount		$ 84,600,000
Subsequent event
Long-Term Debt
Final payment	$ 62,300,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread on variable rate	1.94%
Minimum liquidity amount	$ 500,000
Minimum liquidity of Partnership	15,000,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining	1,500,000
Incremental minimum liquidity, next 12 vessels with less than 12 months employment contract remaining	1,000,000
Amount of cash	$ 10,000,000
Minimum book equity ratio (percent)	30.00%
Minimum EBITDA to interest ratio	2.5
Maximum market value of vessels as percentage of outstanding loan (in percent)	120.00%